Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Retained Earnings [Member]	Total
Balances (in shares) at Oct. 31, 2022	7,893,194
Balances at Oct. 31, 2022	$ 14,638,505	$ 7,521,213	$ 22,159,718
Share-based compensation, net (in shares)	487
Share-based compensation, net	$ 495,628	0	495,628
Net income (loss)	$ 0	2,066,498	2,066,498
Balances (in shares) at Oct. 31, 2023	7,893,681
Balances at Oct. 31, 2023	$ 15,134,133	9,587,711	24,721,844
Share-based compensation, net (in shares)	326,663
Share-based compensation, net	$ 330,283	0	330,283
Net income (loss)	$ 0	(4,210,211)	(4,210,211)
Balances (in shares) at Oct. 31, 2024	8,220,344
Balances at Oct. 31, 2024	$ 15,464,416	$ 5,377,500	$ 20,841,916